UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     April 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $83,671 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAS CAR MART INC          COM              03062T105     4125    93794 SH       SOLE                    93794        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504     1194   143395 SH       SOLE                   143395        0        0
BOOKS-A-MILLION INC            COM              098570104      962   300755 SH       SOLE                   300755        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     2138    62925 SH       SOLE                    62925        0        0
CORINTHIAN COLLEGES INC        COM              218868107      356    86100 SH       SOLE                    86100        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308     3072   206594 SH       SOLE                   206594        0        0
CVR ENERGY INC                 COM              12662P108     1507    56320 SH       SOLE                    56320        0        0
DDI CORP                       COM 0.0001 NEW   233162502     5451   446770 SH       SOLE                   446770        0        0
DELEK US HLDGS INC             COM              246647101     2883   185900 SH       SOLE                   185900        0        0
ELLIS PERRY INTL INC           COM              288853104     1642    87940 SH       SOLE                    87940        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     4586   554580 SH       SOLE                   554580        0        0
HARDINGE INC                   COM              412324303      120    12710 SH       SOLE                    12710        0        0
INNOSPEC INC                   COM              45768S105     1584    52155 SH       SOLE                    52155        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     3665   167120 SH       SOLE                   167120        0        0
KADANT INC                     COM              48282T104     1726    72445 SH       SOLE                    72445        0        0
LECROY CORP                    COM              52324W109     3869   372387 SH       SOLE                   372387        0        0
MATERIAL SCIENCES CORP         COM              576674105     2582   312925 SH       SOLE                   312925        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1664   177578 SH       SOLE                   177578        0        0
MITCHAM INDS INC               COM              606501104     1117    49715 SH       SOLE                    49715        0        0
NEWMARKET CORP                 COM              651587107     6306    33650 SH       SOLE                    33650        0        0
NN INC                         COM              629337106     4246   520400 SH       SOLE                   520400        0        0
P C CONNECTION                 COM              69318J100     2170   263970 SH       SOLE                   263970        0        0
POWER ONE INC NEW              COM              73930R102     2168   476580 SH       SOLE                   476580        0        0
RADIOSHACK CORP                COM              750438103     1431   230080 SH       SOLE                   230080        0        0
S L INDS INC                   COM              784413106     1907    97436 SH       SOLE                    97436        0        0
SCANSOURCE INC                 COM              806037107      683    18295 SH       SOLE                    18295        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     3951    57205 SH       SOLE                    57205        0        0
STANDARD MTR PRODS INC         COM              853666105     2054   115780 SH       SOLE                   115780        0        0
SYNNEX CORP                    COM              87162W100     4936   129410 SH       SOLE                   129410        0        0
TESSCO TECHNOLOGIES INC        COM              872386107     4254   167005 SH       SOLE                   167005        0        0
USEC INC                       COM              90333E108     2457  2317540 SH       SOLE                  2317540        0        0
ZYGO CORP                      COM              989855101     2865   146420 SH       SOLE                   146420        0        0